Shareholders' Equity - Additional Information (Detail) In Millions, except Share data, unless otherwise specified	0 Months Ended				3 Months Ended		12 Months Ended								0 Months Ended	9 Months Ended		12 Months Ended	9 Months Ended			12 Months Ended
	Apr. 08, 2013 USD ($)	Apr. 08, 2013 EUR (€)	Apr. 05, 2012 USD ($)	Apr. 05, 2012 EUR (€)	Dec. 31, 2013 USD ($)	Dec. 31, 2013 EUR (€)	Dec. 31, 2013 USD ($)	Dec. 31, 2012 USD ($)	Dec. 31, 2011 USD ($)	Sep. 30, 2013 EUR (€)	Dec. 31, 2012 EUR (€)	Apr. 05, 2012 Common shares [Member] EUR (€)	Apr. 05, 2012 Preference Shareholders [Member] EUR (€)	Apr. 05, 2012 Savings Shareholders [Member] EUR (€)	Feb. 27, 2014 Subsequent Event [Member] Dividend Declared [Member] EUR (€)	Sep. 30, 2013 CNH Global N.V. [Member] EUR (€)		Dec. 31, 2013 CNH Global N.V. [Member]	Sep. 30, 2013 Fiat Industrial [Member] EUR (€)		Dec. 31, 2012 Fiat Industrial [Member] EUR (€)	Dec. 31, 2013 Special Voting Shares [Member]
Class of Stock [Line Items]
Authorized share capital amount						€ 40
Common and special voting shares						18
Common stock, shares authorized					2,000,000,000	2,000,000,000	2,000,000,000
Common shares, shares issued					1,350,073,530	1,350,073,530	1,350,073,530	1,222,560,247		1,348,867,772						126,307,525	[1]		1,222,560,247	[1]
Common shares, par value						€ 0.01				€ 0.01	€ 1.50					€ 2.25			€ 1.57
Special voting shares, shares issued					468,994,386	468,994,386	468,994,386			474,474,276						23,212,193	[2]		451,262,083	[2]
Special voting shares, shares authorized					2,000,000,000	2,000,000,000	2,000,000,000
Special voting shares, per share par value					$ 0.01		$ 0.01			€ 0.01
Share exchange ratio with new entity																3.828		3.828	1
Voting Right							In order to reward long-term ownership of CNH Industrial common shares and promote stability of CNH Industrial's shareholder base, CNH Industrial's Articles of Association provide for a loyalty voting structure that grants eligible long-term shareholders the equivalent of two votes for each CNH Industrial N.V. common share that they hold, through the issuance of special voting shares.
Common Shares, Registered																						Three years
Special Voting Shares																						Shares will become "Qualifying Common Shares" and the relevant shareholder will be entitled to receive one special voting share for each such Qualifying Common Share
Retirement of special voting shares					5,479,890	5,479,890
Capital increase					1,205,758	1,205,758
Common stock, value					25		25	2,565													1,919
Common shares, shares issued																			1,222,568,882		1,222,568,882
Treasury shares cancelled																			8,635
Dividend declared per share	$ 0.225											€ 0.185	€ 0.185	€ 0.2315	€ 0.20
Dividend declared amount	$ 366.0	€ 275.1	$ 308.0	€ 240.0			$ 366.0	$ 614.0	$ 10.0						€ 270.0

[1]	Allotted on the basis of the established exchange ratios of one common share of CNH Industrial N.V. for each share of Fiat Industrial S.p.A. and 3.828 common shares of CNH Industrial N.V for each share of CNH Global N.V.
[2]	Allotted to eligible Fiat Industrial N.V. and CNH Global N.V. shareholders who had elected to receive special voting shares.